Trade Receivables, Net - Schedule of Trade Receivables, Net of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Trade receivables	$ 68,933	$ 64,855
Expected credit losses	(1,114)	(952)	$ (909)	$ (808)
Total trade receivables	67,819	63,903
Current	61,601	52,519
Non-current	$ 6,218	$ 11,384